Cost of sales	6 Months Ended
Jun. 30, 2021
Cost of sales
Cost of sales

23.    Cost of sales

	Six-month period ended
	June 30,
	2021	2020

	(Unaudited)
Variable costs
Depreciation, depletion and amortization	3,169,536	2,953,636
Imported products (1)	6,226,515	4,127,712
Purchases of crude in associations and concessions (2)	3,918,432	1,708,271
Hydrocarbon purchases - ANH (3)	2,460,508	1,284,644
Hydrocarbon transportation services	449,215	436,187
Electric energy	506,011	544,479
Gas royalties in cash	515,160	417,255
Processing materials	402,041	421,551
Purchases of other products and gas	352,677	301,996
Services contracted in association	124,214	127,708
Others (4)	(1,955,697)	896,395
	16,168,612	13,219,834
Fixed cost
Depreciation and amortization	1,396,027	1,442,247
Labor costs	1,145,398	1,181,037
Maintenance	1,075,034	1,006,407
Contracted services	809,689	776,300
Contracted services in associations	557,410	593,567
Taxes and contributions	396,015	321,320
Materials and operating supplies	246,622	220,215
Hydrocarbon transport services	27,979	120,563
General costs (5)	120,655	28,099
	5,774,829	5,689,755
	21,943,441	18,909,589

(1)	The imported products correspond mainly to ACPM and diluent to facilitate the transport of heavy crude oil.
(2)	The increase in purchases corresponds to 1) new contracts with third parties to support the recovery of refinery loads and 2) the increase in prices associated to the recovery of international indicators.
(3)	It corresponds to the purchases of crude oil from royalties that Ecopetrol makes to the National Agency of Hydrocarbons (ANH) derived from the national production.
(4)	Corresponds to: i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value (VNR) and iii) other charges that can be capitalized to projects. The variation corresponds to the recovery of international indicators that affects the valuation and higher volumes.
(5)	Includes the transfer to operating expenses of the costs related to the Barranca refinery units without production due to the decrease in loading capacity due to the health emergency.